Stock-Based Compensation (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Jun. 30, 2012
Stock options outstanding and exercisable by exercise price range
Options outstanding- Number of shares (in shares)	8,208,193
Options outstanding - Weighted-average remaining contractual life	4 years 9 months 18 days
Options outstanding - Weighted-average exercise price per share (in dollars per share)	$ 10.02
Aggregate intrinsic value of options outstanding	$ 21.7
Options exercisable- Number of shares (in shares)	5,270,232
Options exercisable - Weighted-average remaining contractual life	4 years 3 months 18 days
Options exercisable - Weighted-average exercise price per share (in dollars per share)	$ 10.11
Options exercisable - Aggregate intrinsic value	14.7
Closing stock price of company (in dollars per share)	$ 11.0
In-the-money exercisable options (in shares)	3,400,000
Range of exercise price per share from $0.00 to $10.00
Stock options outstanding and exercisable by exercise price range
Exercise price per share, low end of the range (in dollars per share)	$ 0.00
Exercise price per share, high end of the range (in dollars per share)	$ 10.00
Options outstanding- Number of shares (in shares)	3,446,133
Options outstanding - Weighted-average remaining contractual life	4 years 10 months 24 days
Options outstanding - Weighted-average exercise price per share (in dollars per share)	$ 5.18
Aggregate intrinsic value of options outstanding	20.1
Options exercisable- Number of shares (in shares)	2,208,244
Options exercisable - Weighted-average remaining contractual life	4 years 9 months 18 days
Options exercisable - Weighted-average exercise price per share (in dollars per share)	$ 4.77
Options exercisable - Aggregate intrinsic value	13.8
Range of exercise price per share from $10.01 to $20.00
Stock options outstanding and exercisable by exercise price range
Exercise price per share, low end of the range (in dollars per share)	$ 10.01
Exercise price per share, high end of the range (in dollars per share)	$ 20.00
Options outstanding- Number of shares (in shares)	3,985,929
Options outstanding - Weighted-average remaining contractual life	5 years
Options outstanding - Weighted-average exercise price per share (in dollars per share)	$ 11.65
Aggregate intrinsic value of options outstanding	1.6
Options exercisable- Number of shares (in shares)	2,473,357
Options exercisable - Weighted-average remaining contractual life	4 years 3 months 18 days
Options exercisable - Weighted-average exercise price per share (in dollars per share)	$ 11.76
Options exercisable - Aggregate intrinsic value	$ 0.9
Range of exercise price per share from $20.01 to $30.00
Stock options outstanding and exercisable by exercise price range
Exercise price per share, low end of the range (in dollars per share)	$ 20.01
Exercise price per share, high end of the range (in dollars per share)	$ 30.00
Options outstanding- Number of shares (in shares)	774,828
Options outstanding - Weighted-average remaining contractual life	3 years 4 months 24 days
Options outstanding - Weighted-average exercise price per share (in dollars per share)	$ 23.06
Options exercisable- Number of shares (in shares)	587,328
Options exercisable - Weighted-average remaining contractual life	2 years 3 months 18 days
Options exercisable - Weighted-average exercise price per share (in dollars per share)	$ 23.17
Range of exercise price per share from $30.01 to $100.00
Stock options outstanding and exercisable by exercise price range
Exercise price per share, low end of the range (in dollars per share)	$ 30.01
Exercise price per share, high end of the range (in dollars per share)	$ 100.00
Options outstanding- Number of shares (in shares)	1,303
Options outstanding - Weighted-average remaining contractual life	1 year 8 months 12 days
Options outstanding - Weighted-average exercise price per share (in dollars per share)	$ 35.54
Options exercisable- Number of shares (in shares)	1,303
Options exercisable - Weighted-average remaining contractual life	1 year 8 months 12 days
Options exercisable - Weighted-average exercise price per share (in dollars per share)	$ 35.54